Financial Instruments and Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of fair value measurements on recurring basis
	Level 1	Level 2	Level 3	Total
Financial liability:
Embedded derivative liability	$—	$—	$78,497	$78,497

Schedule of changes in Level 3 liabilities measured at fair value on a recurring basis
	Embedded derivative liability	Total liabilities
Balance at January 1, 2021	$—	$—
Loss included in earnings	78,497	—
Balance at December 31, 2021	$78,497	$78,497